Putnam PanAgora ESG Emerging Markets Equity ETF
The fund's portfolio
7/31/24 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value
Aerospace and defense (1.9%)
Bharat Electronics, Ltd. (India)	146,489	$555,986

		555,986
Air freight and logistics (—%)
Sinotrans, Ltd. Class A (China)	13,100	8,873

		8,873
Automobile components (1.2%)
Hyundai Mobis Co., Ltd. (South Korea)	2,141	343,027

		343,027
Automobiles (4.1%)
Bajaj Auto, Ltd. (India)	2,723	315,398
Ford Otomotiv Sanayi AS (Turkey)	2,922	87,701
Hero MotoCorp, Ltd. (India)	4,807	315,952
Kia Corp. (South Korea)	6,116	494,714

		1,213,765
Banks (13.2%)
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	117,418	284,243
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	78,542	262,263
Bank Central Asia Tbk PT (Indonesia)	866,400	550,027
China Minsheng Banking Corp., Ltd. Class H (China)(NON)	362,500	128,454
CTBC Financial Holding Co., Ltd. (Taiwan)	444,000	479,787
Grupo Financiero Banorte SAB de CV Class O (Mexico)	51,400	385,162
Hana Financial Group, Inc. (South Korea)	10,652	498,907
ICICI Bank, Ltd. ADR (India)	26,210	762,973
Industrial & Commercial Bank of China, Ltd. Class H (China)	385,000	213,177
KB Financial Group, Inc. (South Korea)	2,140	136,185
Komercni Banka AS (Czech Republic)	2,855	98,699
Santander Bank Polska SA (Poland)	662	87,182

		3,887,059
Beverages (1.0%)
Fomento Economico Mexicano SAB de CV ADR (Mexico)	606	66,812
Nongfu Spring Co., Ltd. (China)	54,600	213,172

		279,984
Biotechnology (1.8%)
Celltrion, Inc. (South Korea)	3,478	519,018

		519,018
Broadline retail (4.7%)
Alibaba Group Holding, Ltd. ADR (China)	7,895	622,521
Falabella SA (Chile)(NON)	32,861	108,853
JD.com, Inc. ADR (China)	4,295	113,345
Naspers, Ltd. Class N (South Africa)	907	175,409
PDD Holdings, Inc. ADR (China)(NON)	202	26,036
Vipshop Holdings, Ltd. ADR (China)	15,393	209,961
Woolworths Holdings, Ltd./South Africa (South Africa)	35,255	116,533

		1,372,658
Capital markets (0.3%)
Huatai Securities Co., Ltd. (China)	44,200	49,057
Huatai Securities Co., Ltd. Class A (China)	22,300	40,978

		90,035
Chemicals (0.8%)
Hengli Petrochemical Co., Ltd. Class A (China)	39,900	77,183
Supreme Industries, Ltd. (India)	2,487	159,584

		236,767
Containers and packaging (0.2%)
Shenzhen YUTO Packaging Technology Co., Ltd. Class A (China)	14,200	45,903

		45,903
Diversified telecommunication services (3.5%)
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	60,704	270,841
Orange Polska SA (Poland)	8,155	16,340
Saudi Telecom Co. (Saudi Arabia)	49,909	512,298
Telefonica Brasil SA (Brazil)	18,200	156,092
Telekom Malaysia Bhd (Malaysia)	46,300	70,297

		1,025,868
Electric utilities (1.9%)
Power Grid Corp. of India, Ltd. (India)	136,821	570,496

		570,496
Electrical equipment (0.1%)
Ningbo Sanxing Medical Electric Co., Ltd. Class A (China)	6,200	25,051

		25,051
Electronic equipment, instruments, and components (2.8%)
Delta Electronics, Inc. (Taiwan)	43,733	559,322
Foxconn Industrial Internet Co., Ltd. Class A (China)(NON)	32,700	110,562
WPG Holdings, Ltd. (Taiwan)	63,000	165,551

		835,435
Entertainment (1.5%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	11,975
NetEase, Inc. ADR (China)	4,272	393,494
Tencent Music Entertainment Group ADR (China)	2,744	38,910

		444,379
Financial services (1.4%)
REC, Ltd. (India)	52,797	408,519

		408,519
Food products (3.2%)
China Mengniu Dairy Co., Ltd. (China)	124,000	208,655
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	16,100	55,865
Marico, Ltd. (India)	20,254	163,510
Uni-President Enterprises Corp. (Taiwan)	200,000	510,333

		938,363
Gas utilities (0.6%)
China Resources Gas Group, Ltd. (China)	46,200	157,031
ENN Natural Gas Co., Ltd. (China)	10,100	27,434

		184,465
Health care providers and services (2.5%)
Bangkok Dusit Medical Services PCL (Thailand)	348,900	257,204
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	3,944	303,174
Mouwasat Medical Services Co. (Saudi Arabia)	3,672	118,146
Shanghai Pharmaceuticals Holding Co., Ltd. Class H (China)	38,000	57,007

		735,531
Hotels, restaurants, and leisure (0.9%)
Meituan Class B (China)(NON)	20,000	276,652

		276,652
Household durables (0.4%)
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	8,000	44,245
Midea Group Co., Ltd. Class A (China)	9,300	81,905

		126,150
Industrial conglomerates (2.6%)
Samsung C&T Corp. (South Korea)	3,587	404,904
Siemens, Ltd. (India)	3,567	305,119
Sime Darby Bhd (Malaysia)	109,600	62,049

		772,072
Insurance (4.8%)
Fubon Financial Holding Co., Ltd. (Taiwan)	227,000	607,462
Ping An Insurance Group Co. of China, Ltd. Class H (China)	111,302	482,001
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	1,235	334,345

		1,423,808
Interactive media and services (4.3%)
NAVER Corp. (South Korea)	863	109,079
Tencent Holdings, Ltd. (China)	24,988	1,153,738

		1,262,817
IT Services (7.1%)
Chinasoft International, Ltd. (China)	128,000	62,560
HCL Technologies, Ltd. (India)	31,088	611,601
Infosys, Ltd. ADR (India)	38,670	855,767
Samsung SDS Co., Ltd. (South Korea)	2,097	224,907
Wipro, Ltd. (India)	52,376	326,547

		2,081,382
Machinery (0.8%)
Weichai Power Co., Ltd. Class H (China)	108,371	173,677
Yutong Bus Co., Ltd. Class A (China)	9,700	29,955
Zhejiang Dingli Machinery Co., Ltd. Class A (China)	2,600	18,863

		222,495
Metals and mining (2.3%)
CSN Mineracao SA (Brazil)	55,000	49,787
Gold Fields, Ltd. ADR (South Africa)	15,973	274,097
Grupo Mexico SAB de CV Class B (Mexico)	37,700	212,468
Jiangxi Copper Co., Ltd. Class H (China)	4,000	7,015
Kumba Iron Ore, Ltd. (South Africa)	5,352	116,749

		660,116
Oil, gas, and consumable fuels (3.6%)
Bharat Petroleum Corp., Ltd. (India)	59,449	249,840
Hindustan Petroleum Corp., Ltd. (India)	3,147	14,824
Petronet LNG, Ltd. (India)	28,140	123,680
PTT PCL NVDR (Thailand)	415,300	373,002
Reliance Industries, Ltd. (India)	3,091	111,703
Turkiye Petrol Rafinerileri AS (Turkey)	37,697	185,880

		1,058,929
Paper and forest products (0.3%)
Shandong Sun Paper Industry JSC, Ltd. Class A (China)	42,700	80,773

		80,773
Personal care products (0.3%)
LG H&H Co., Ltd. (South Korea)	352	90,032

		90,032
Pharmaceuticals (0.7%)
China Resources Pharmaceutical Group, Ltd. (China)	59,000	40,326
Richter Gedeon Nyrt (Hungary)	5,877	167,544

		207,870
Real estate management and development (1.8%)
Aldar Properties PJSC (United Arab Emirates)(NON)	205,382	413,039
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A (China)	22,400	27,083
China Resources Mixc Lifestyle Services, Ltd. (China)	28,400	79,934

		520,056
Semiconductors and semiconductor equipment (10.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	105,465	3,031,502

		3,031,502
Specialty retail (1.0%)
PTT Oil & Retail Business PCL (Thailand)	112,700	49,997
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A (China)	17,500	13,248
Topsports International Holdings, Ltd. (China)	77,000	34,172
Vibra Energia SA (Brazil)	51,200	209,646

		307,063
Technology hardware, storage, and peripherals (7.7%)
Compal Electronics, Inc. (Taiwan)	233,000	224,767
GRG Banking Equipment Co., Ltd. Class A (China)	12,500	17,412
Lenovo Group, Ltd. (China)	317,065	411,606
Samsung Electronics Co., Ltd. (South Korea)	25,910	1,593,059

		2,246,844
Transportation infrastructure (1.2%)
CCR SA (Brazil)	37,500	82,079
Grupo Aeroportuario del Sureste SAB de CV Class B (Mexico)	7,025	211,832
Jiangsu Expressway Co., Ltd. Class A (China)	9,900	17,636
Jiangsu Expressway Co., Ltd. Class H (China)	38,944	37,023

		348,570
Wireless telecommunication services (2.3%)
Advanced Info Service PCL (Thailand)	45,900	301,546
Far EasTone Telecommunications Co., Ltd. (Taiwan)	78,000	204,540
PLDT, Inc. (Philippines)	2,840	73,690
TIM SA/Brazil (Brazil)	31,800	98,336

		678,112

Total common stocks (cost $27,141,707)		$29,116,425

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	237,368	$237,368

Total short-term investments (cost $237,368)		$237,368
TOTAL INVESTMENTS

Total investments (cost $27,379,075)		$29,353,793

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,374,911.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P*	$171,450	$1,606,867	$1,540,949	$2,132	$237,368

	Total Short-term investments	$171,450	$1,606,867	$1,540,949	$2,132	$237,368
	* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	20.2%
	India	19.9
	Taiwan	19.7
	South Korea	16.2
	United Arab Emirates	4.2
	Thailand	3.3
	Saudi Arabia	3.2
	Mexico	3.0
	South Africa	2.3
	Brazil	2.0
	Indonesia	1.9
	Turkey	0.9
	United States	0.8
	Hungary	0.6
	Malaysia	0.5
	Other	1.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$703,172	$2,708,004	$—
Consumer discretionary	1,670,005	1,969,310	—
Consumer staples	66,812	1,241,567	—
Energy	185,880	873,049	—
Financials	1,334,016	4,475,405	—
Health care	167,544	1,294,875	—
Industrials	293,911	1,639,136	—
Information technology	855,767	7,339,396	—
Materials	653,101	370,458	—
Real estate	—	520,056	—
Utilities	—	754,961	—

Total common stocks	5,930,208	23,186,217	—
Short-term investments	237,368	—	—

Totals by level	$6,167,576	$23,186,217	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com